Note Payable, net (Tables)	9 Months Ended
Jun. 30, 2015
Debt Disclosure [Abstract]
Schedule of note payable

	June 30, 2015	September 30, 2014
	(unaudited)
Notes Payable, net:
Principal outstanding	$10,000,000	$-
Accrued Interest	151,003	-
Accrued Termination Fee	89,486
	10,240,489	-
Less: discount on note payable	(1,228,138)	-
	9,012,351	-
Less: current portion, net	(2,631,564)	-
Long-term portion, net	$6,380,787	$-